Appendix 7 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Details Of Due Dates Of Payments To Suppliers [Abstract]
Summary of Details of Due Dates of Payments to Suppliers

This appendix forms an integral part of the Group’s consolidated financial statements.

	December 31, 2017				December 31, 2016
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Current Payments	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to 30 days	—	94,132,902	91,209,336	185,342,238	—	90,386,018	68,377,696	158,763,714
From 31 to 60 days	—	—	—	—	—	—	—	—
From 61 to 90 days	—	—	—	—	—	—	—	—
From 91 to 120 days	—	—	—	—	—	—	—	—
From 121 to 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	—	—	—	—	—	—	—
Total	—	94,132,902	91,209,336	185,342,238	—	90,386,018	68,377,696	158,763,714